Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025	May 31, 2025	Sep. 30, 2024	Aug. 31, 2024
Nautical Ventures Group Inc.
Ifrs Statement [Line Items]
Revenues [note 17]	$ 92,897,092		$ 149,666,179
Cost of sales [note 4]	76,527,269		115,700,231
Gross profit (loss)	16,369,823		33,965,948
Expenses
Office and general	21,400,910		29,449,440
Depreciation and amortization	1,939,288		1,828,617
Net finance expense (income) [note 18]	6,379,238		8,053,234
Other expense (income)	(569,128)		(173,507)
Operating expense	29,150,308		39,157,784
Income (loss) income before taxes	(12,780,485)		(5,191,836)
Income taxes
Total income tax expense (recovery)	(1,287,845)		(161,402)
Net loss for the period	(11,492,640)		(5,030,434)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	237,504		40,684
Other comprehensive income (loss), net of tax	237,504		40,684
Total comprehensive loss for the period, net of tax	(11,255,136)		$ (4,989,750)
Pro Forma
Ifrs Statement [Line Items]
Revenues [note 17]		$ 533,246		$ 3,794,345
Cost of sales [note 4]		556,452		2,296,907
Gross profit (loss)		(23,206)		1,497,438
Expenses
Office and general		10,622,409		13,901,112
Depreciation and amortization		369,545		830,876
Net finance expense (income) [note 18]		1,320,950		(7,480,761)
Goodwill impairment loss [note 8]				8,704,182
Other expense (income)		(1,703)		(141,888)
Operating expense		12,311,201		15,813,521
Income (loss) income before taxes		(12,334,407)		(14,316,083)
Income taxes
Total income tax expense (recovery)		10,530		(255,463)
Net loss for the period		(12,344,937)		(14,060,620)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax		(3,325)		94,420
Other comprehensive income (loss), net of tax		(3,325)		94,420
Total comprehensive loss for the period, net of tax		$ (12,348,262)		$ (13,966,200)
Weighted average Voting Common Shares outstanding, Basic (in shares)		608,905		9,161
Weighted average Voting Common Shares outstanding, Diluted (in shares)		608,905		9,161
Basic loss per share (in dollars per share)		$ (20.27)		$ (1,534.83)
Diluted loss per share (in dollars per share)		$ (20.27)		$ (1,534.83)
Pro Forma | Nautical Ventures Group Inc.
Expenses
Gain on bargain purchase	$ (8,931,773)
Proforma Adjustments, Preliminary Purchase Price Consideration And Preliminary Purchase Price Allocation
Expenses
Gain on bargain purchase		$ (8,931,773)		$ (8,931,773)
Operating expense		(8,931,773)		(8,931,773)
Income (loss) income before taxes		8,931,773		8,931,773
Income taxes
Net loss for the period		8,931,773		8,931,773
Items of comprehensive income that will be subsequently reclassified to earnings:
Total comprehensive loss for the period, net of tax		8,931,773		8,931,773
Combined Proforma
Ifrs Statement [Line Items]
Revenues [note 17]		93,430,338		153,460,524
Cost of sales [note 4]		77,083,721		117,997,138
Gross profit (loss)		16,346,617		35,463,386
Expenses
Office and general		32,023,319		43,350,552
Depreciation and amortization		2,308,833		2,659,493
Net finance expense (income) [note 18]		7,700,188		572,473
Goodwill impairment loss [note 8]				8,704,182
Other expense (income)		(570,831)		(315,395)
Gain on bargain purchase		(8,931,773)		(8,931,773)
Operating expense		32,529,736		46,039,532
Income (loss) income before taxes		(16,183,119)		(10,576,146)
Income taxes
Total income tax expense (recovery)		(1,277,315)		(416,865)
Net loss for the period		(14,905,804)		(10,159,281)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax		234,179		135,104
Other comprehensive income (loss), net of tax		234,179		135,104
Total comprehensive loss for the period, net of tax		$ (14,671,625)		$ (10,024,177)
Weighted average Voting Common Shares outstanding, Basic (in shares)		608,905		9,161
Weighted average Voting Common Shares outstanding, Diluted (in shares)		608,905		9,161
Basic loss per share (in dollars per share)		$ (24.48)		$ (1,108.97)
Diluted loss per share (in dollars per share)		$ (24.48)		$ (1,108.97)